Securities Available For Sale (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value of Securities Available For Sale

The fair value of securities available for sale at September 30, 2012 and December 31, 2011 are as follows:

	September 30, 2012
	Fair Value	Gross Unrealized Gains	Gross Unrealized Losses
U. S. government agencies	$15,358	$52	$(74)
State and political subdivisions	11,053	771	(16)
Mortgage-backed securities – Government sponsored entities (GSE) residential	24,190	443	(24)
Preferred stock	13	—	(2)
SBA guaranteed	243	3	—

	$50,857	$1,269	$(116)

	December 31, 2011
	Fair Value	Gross Unrealized Gains	Gross Unrealized Losses
U. S. government agencies	$9,041	$42	$—
State and political subdivisions	12,926	482	(3)
Mortgage-backed securities – GSE residential	21,665	477	(1)
Preferred stock	25	10	—
SBA guaranteed	274	1	(1)

	$43,931	$1,012	$(5)

The fair value of securities available for sale at year end is as follows:

2011	Fair Value	Gross Unrealized Gains	Gross Unrealized Losses

U. S. government agencies	$9,041	$42	$—
States and political subdivisions	12,926	482	(3)
Mortgage-backed – Government sponsored enterprises (GSE) residential	21,665	477	(1)
Preferred stock	25	10	—
SBA guaranteed	274	1	(1)

	$43,931	$1,012	$(5)

2010	Fair Value	Gross Unrealized Gains	Gross Unrealized Losses

U. S. government agencies	$11,801	$13	$(216)
States and political subdivisions	12,868	173	(470)
Mortgage-backed – Government sponsored enterprises (GSE) residential	18,198	248	(154)
Preferred stock	11	—	(3)
SBA guaranteed	297	—	(3)

	$43,175	$434	$(846)

Available for Sale Securities Amortized Cost Contractual Maturity

The fair values of securities available for sale at September 30, 2012, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Securities not due at a single maturity are shown separately.

	Amortized Cost	Fair Value
Due in one year or less	$62	$62
Due after one year through five years	951	980
Due after five years through ten years	2,658	2,679
Due after ten years	22,007	22,690

Mortgage-backed securities	23,771	24,190
Preferred stock	15	13
SBA guaranteed	240	243

	$49,704	$50,857

Securities not due at a single maturity are shown separately.

	Amortized Cost	Fair Value

Due in one year or less	32	32
Due after one year through five years	1,012	1,040
Due after five years through ten years	1,864	1,876
Due after ten years	18,539	19,019

Mortgage-backed – GSE residential	21,187	21,665
Preferred stock	15	25
SBA guaranteed	275	274

	$42,924	$43,931

Sales Activities for Securities

Sales activities for securities for the three and nine months ended September 30, 2012 and 2011 is shown in the following table:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011
Sales proceeds	$—	$—	$4,392	$2,526
Gross gains on sales	—	—	141	104
Sales of securities were as follows:

	2011	2010

Proceeds	$2,526	$5,424
Gross gains	104	139
Gross losses	—	—

Gross Unrealized Losses and Fair Value

The following tables show gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at September 30, 2012 and December 31, 2011:

	September 30, 2012
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U. S. government agencies	$6,311	$(74)	$—	$—	$6,311	$(74)
State and political subdivisions	547	(16)	—	—	547	(16)
Mortgage-backed securities – GSE residential	3,658	(23)	23	—	3,681	(24)
Preferred stock	13	(2)			13	(2)
SBA guaranteed	—	—	26	(1)	26	—

Total temporarily impaired securities	$10,529	$(115)	$49	$(1)	$10,578	$(116)

	December 31, 2011
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
State and political subdivisions	$—	$—	$476	$(3)	$476	$(3)
Mortgage-backed securities – GSE residential	109	(1)	—	—	109	(1)
Preferred stock	—	—	229	(1)	229	(1)

Total temporarily impaired securities	$109	$(1)	$705	$(4)	$814	$(5)

The following tables show gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2011 and 2010:

2011	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

State and political subdivisions	$—	$—	$476	$(3)	$476	$(3)
Mortgage-backed – GSE residential	109	(1)	—	—	109	(1)
Preferred stock	—	—	229	(1)	229	(1)

Total temporarily impaired securities	$109	$(1)	$705	$(4)	$814	$(5)

2010	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

U.S. government agencies	$7,788	$(216)	$—	—	$7,788	$(216)
State and political subdivisions	8,411	(365)	1,568	(105)	9,979	(470)
Mortgage-backed – GSE residential	9,002	(154)	—	—	9,002	(154)
Preferred stock	11	(3)	—	—	11	(3)
SBA guaranteed	136	(1)	113	(2)	249	(3)

Total temporarily impaired securities	$25,348	$(739)	$1,681	$(107)	$27,029	$(846)